Related Party Balances and Transactions (Details) - Schedule of related party transactions - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Aeneas Group Limited [Member]
Loan from related parties (Note a)
Loan from related parties	$ 500,000	$ 1,000,000	$ 500,000
Interest expenses (Note a and c)
Interest expenses	8,110	64,753	155,633
Loan repayment and interest paid to related parties (Note a)
Loan repayment and interest paid to related parties		2,673,389	2,356,080
Loan repayment and interest received from a related party (Note b)
Loan repayment and interest received from a related party	8,110
Jurchen Investment Corporation [Member]
Loan from related parties (Note a)
Loan from related parties		2,500,000	500,000
Interest expenses (Note a and c)
Interest expenses		65,644	81,530
Loan repayment and interest paid to related parties (Note a)
Loan repayment and interest paid to related parties		3,085,097	3,082,131
Rental expense (Note e)
Rental expense			96,300
Aenco Technologies Ltd [Member]
Interest expenses (Note a and c)
Interest expenses	13,234
Loan repayment and interest received from a related party (Note b)
Loan repayment and interest received from a related party	3,013,234
Issuance of convertible notes to a related party (Note c)
Issuance of convertible notes to a related party	3,000,000
Talem Medical Group Limited [Member]
Loan to related parties (Note b)
Loan to a related party		3,358,089
Interest income (Note b)
Interest income	164,600	39,561
Loan repayment and interest received from a related party (Note b)
Loan repayment and interest received from a related party	2,962,153
Libra Sciences Limited [Member]
Loan to related parties (Note b)
Loan to a related party	330,341
Interest income (Note b)
Interest income	14,232
Administrative management services (Note g)
Administrative management services	38,462
CGY Investments Limited [Member]
Consultant, secondment, management and administrative services fees (Note d)
Consultant, secondment, management and administrative services fees	268,102	173,333	169,462
ACC Medical Limited [Member]
Consultant, secondment, management and administrative services fees (Note d)
Consultant, secondment, management and administrative services fees	209,626	157,511	13,018
Aenco Limited [Member]
Consultant, secondment, management and administrative services fees (Note d)
Consultant, secondment, management and administrative services fees			746,153
Aeneas Technology (Hong Kong) Limited [Member]
Consultant, secondment, management and administrative services fees (Note d)
Consultant, secondment, management and administrative services fees			617,794
Aeneas Management Limited [Member]
Consultant, secondment, management and administrative services fees (Note d)
Consultant, secondment, management and administrative services fees			231,795
Healthcare services income
Healthcare services income	$ 1,282	$ 7,564	$ 321